JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.9%
Australia — 5.0%
Australia & New Zealand Banking Group Ltd.	32	410
BHP Group Ltd.	37	969
Commonwealth Bank of Australia	4	222
CSL Ltd.	4	721
Dexus, REIT	48	293
Goodman Group, REIT	64	783
Macquarie Group Ltd.	1	105
National Australia Bank Ltd.	7	87
Rio Tinto Ltd.	14	1,043
Rio Tinto plc	5	301
Westpac Banking Corp.	40	484

		5,418

Austria — 0.4%
Erste Group Bank AG	19	431

Denmark — 3.2%
Carlsberg A/S, Class B	2	367
Chr Hansen Holding A/S	3	379
Novo Nordisk A/S, Class B	29	1,892
Orsted A/S(a)	5	773

		3,411

Finland — 0.6%
Nokia OYJ	51	243
UPM-Kymmene OYJ	13	357

		600

France — 11.9%
Accor SA*	8	205
Air Liquide SA	9	1,556
Airbus SE*	9	627
Alstom SA*	11	588
AXA SA	14	276
BNP Paribas SA*	21	842
Capgemini SE	8	1,019
L’Oreal SA	1	287
LVMH Moet Hennessy Louis Vuitton SE	3	1,323
Natixis SA*	6	14
Orange SA	39	460
Safran SA*	6	669
Sanofi	19	2,011
Schneider Electric SE	10	1,119
Sodexo SA	1	72
Thales SA	2	163
TOTAL SE	21	785
Vinci SA	9	736

		12,752

Germany — 11.5%
adidas AG*	4	1,209
Allianz SE (Registered)	3	534
BASF SE	3	188
Bayer AG (Registered)	9	585
Brenntag AG	14	892
Deutsche Boerse AG	4	809
Deutsche Post AG (Registered)	24	976
Deutsche Telekom AG (Registered)	73	1,222
Deutsche Wohnen SE	5	255
Henkel AG & Co. KGaA (Preference)	3	299
Infineon Technologies AG	38	973
SAP SE	16	2,496
Siemens AG (Registered)	11	1,353
Volkswagen AG (Preference)	4	573

		12,364

Hong Kong — 2.6%
AIA Group Ltd.	126	1,138
CK Asset Holdings Ltd.	60	331
CLP Holdings Ltd.	60	567
Hong Kong Exchanges & Clearing Ltd.	16	738

		2,774

Ireland — 0.3%
CRH plc	10	358

Italy — 2.2%
Assicurazioni Generali SpA	5	70
Enel SpA	164	1,500
FinecoBank Banca Fineco SpA*	50	728
UniCredit SpA*	7	66

		2,364

Japan — 22.1%
Advantest Corp.	5	268
Asahi Group Holdings Ltd.	3	95
Bridgestone Corp.	25	725
Central Japan Railway Co.	4	473
Daicel Corp.	35	235
Daikin Industries Ltd.	7	1,302
Electric Power Development Co. Ltd.	9	117
ENEOS Holdings, Inc.	106	371
Hitachi Ltd.	26	770
Honda Motor Co. Ltd.	44	1,065
Hoya Corp.	9	858
Japan Tobacco, Inc.	9	157
Kao Corp.	17	1,197
Keyence Corp.	3	1,307
Mabuchi Motor Co. Ltd.	15	453
Marui Group Co. Ltd.	21	300
Mitsubishi Corp.	33	667
Mitsubishi UFJ Financial Group, Inc.	195	731
Mitsui Fudosan Co. Ltd.	43	672
Nichirei Corp.	14	394
Nintendo Co. Ltd.	3	1,319
Nippon Telegraph & Telephone Corp.	51	1,184
Nitori Holdings Co. Ltd.	3	744
Nomura Research Institute Ltd.	9	227
Otsuka Corp.	13	657
Otsuka Holdings Co. Ltd.	20	817
Panasonic Corp.	41	354
Recruit Holdings Co. Ltd.	5	168
Renesas Electronics Corp.*	18	101
Seven & i Holdings Co. Ltd.	14	426
SoftBank Group Corp.	5	309
Sony Corp.	6	474
Sumitomo Electric Industries Ltd.	27	302
Sumitomo Metal Mining Co. Ltd.	14	415
Sumitomo Mitsui Financial Group, Inc.	25	669
T&D Holdings, Inc.	27	218
Tokio Marine Holdings, Inc.	16	680
Tokyo Gas Co. Ltd.	6	129

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Tokyu Corp.	17	194
Toyota Motor Corp.	30	1,757
West Japan Railway Co.	6	263
Yamato Holdings Co. Ltd.	8	217

		23,781

Luxembourg — 0.1%
ArcelorMittal SA*	13	140

Netherlands — 4.5%
Akzo Nobel NV	11	991
ASML Holding NV	6	2,169
Heineken NV	4	365
ING Groep NV	67	466
Koninklijke Philips NV*	4	217
Royal Dutch Shell plc, Class A	32	469
Royal Dutch Shell plc, Class B	14	192

		4,869

Norway — 0.7%
Telenor ASA	51	790

Singapore — 0.8%
DBS Group Holdings Ltd.	50	718
United Overseas Bank Ltd.	6	85

		803

Spain — 3.0%
Banco Santander SA	117	252
Bankia SA	148	189
Iberdrola SA	122	1,576
Industria de Diseno Textil SA	42	1,107
Telefonica SA	30	126

		3,250

Sweden — 1.7%
Lundin Energy AB	22	516
SKF AB, Class B	35	640
Svenska Handelsbanken AB, Class A*	75	702

		1,858

Switzerland — 11.4%
Adecco Group AG (Registered)	17	799
Cie Financiere Richemont SA (Registered)	9	547
Credit Suisse Group AG (Registered)	35	371
LafargeHolcim Ltd. (Registered)*	18	841
Nestle SA (Registered)	35	4,142
Novartis AG (Registered)	27	2,208
Roche Holding AG	8	2,857
Swiss Re AG	6	496

		12,261

United Kingdom — 13.5%
3i Group plc	79	914
AstraZeneca plc	8	839
Aviva plc	20	69
Barratt Developments plc	65	430
Beazley plc	64	351
BP plc	297	1,076
British American Tobacco plc	35	1,162
Burberry Group plc	13	218
CK Hutchison Holdings Ltd.	47	307
Diageo plc	42	1,519
GlaxoSmithKline plc	65	1,301
HSBC Holdings plc	96	433
InterContinental Hotels Group plc	11	502
ITV plc	38	28
Lloyds Banking Group plc	1,355	462
M&G plc	222	465
Prudential plc	34	480
RELX plc	34	710
Standard Chartered plc	94	470
Taylor Wimpey plc	228	352
Tesco plc	222	627
Unilever NV	27	1,610
Whitbread plc	4	126

		14,451

United States — 0.4%
Ferguson plc	5	404

TOTAL COMMON STOCKS (Cost $96,111)		103,079

	No. of Contracts
OPTIONS PURCHASED — 1.3%
Put Options Purchased — 1.3%
United States — 1.3%
MSCI EAFE Index 9/18/2020 at USD 1,700.00, European Style Notional Amount: USD 106,300 Exchange-Traded* (Cost $3,028)	584	1,378

	Shares (000)
SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c) (Cost $3,014)	3,014	3,014

Total Investments — 100.0% (Cost $102,153)		107,471
Other Assets Less Liabilities — 0.0%(d)		40

Net Assets — 100.0%		107,511

Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.6%
Banks	7.9
Food Products	4.2
Electric Utilities	4.1
Insurance	4.0
Diversified Telecommunication Services	3.5
Semiconductors & Semiconductor Equipment	3.3
Oil, Gas & Consumable Fuels	3.2
Automobiles	3.2
Chemicals	3.1
Textiles, Apparel & Luxury Goods	3.1
Personal Products	2.9
Capital Markets	2.7
Metals & Mining	2.7
Software	2.3
Beverages	2.2
Electronic Equipment, Instruments & Components	1.9
Trading Companies & Distributors	1.8
IT Services	1.8
Specialty Retail	1.7
Professional Services	1.6
Industrial Conglomerates	1.5
Household Durables	1.5
Electrical Equipment	1.5
Aerospace & Defense	1.4
Index Funds	1.3
Tobacco	1.2
Entertainment	1.2
Building Products	1.2
Real Estate Management & Development	1.2
Machinery	1.1
Construction Materials	1.1
Air Freight & Logistics	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Health Care Equipment & Supplies	1.0
Food & Staples Retailing	1.0
Auto Components	1.0
Others (each less than 1.0%)	5.1
Short-Term Investments	2.8

Abbreviations

EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
SPI 200 Index	12	09/2020	AUD	1,259	1
TOPIX Index	11	09/2020	JPY	1,565	(68)

					(67)

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Written Call Options Contracts as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	584	USD 106,300	USD 1,890.00	9/18/2020	(1,066)

Written Put Options Contracts as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange-Traded	584	USD 106,300	USD 1,430.00	9/18/2020	(201)

Total Written Options Contracts (Premiums Received $3,184)						(1,267)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,418	$—	$5,418
Austria	—	431	—	431
Denmark	773	2,638	—	3,411
Finland	—	600	—	600
France	—	12,752	—	12,752
Germany	—	12,364	—	12,364
Hong Kong	—	2,774	—	2,774
Ireland	—	358	—	358
Italy	—	2,364	—	2,364
Japan	—	23,781	—	23,781
Luxembourg	—	140	—	140
Netherlands	365	4,504	—	4,869
Norway	—	790	—	790
Singapore	—	803	—	803
Spain	—	3,250	—	3,250
Sweden	—	1,858	—	1,858
Switzerland	—	12,261	—	12,261
United Kingdom	—	14,451	—	14,451
United States	—	404	—	404

Total Common Stocks	1,138	101,941	—	103,079

Options Purchased	1,378	—	—	1,378
Short-Term Investments
Investment Companies	3,014	—	—	3,014

Total Investments in Securities	$5,530	$101,941	$—	$107,471

Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

Depreciation in Other Financial Instruments
Futures Contracts	$(68)	$—	$—	$(68)
Options Written
Call Options Written	(1,066)	—	—	(1,066)
Put Options Written	(201)	—	—	(201)

Total Depreciation in Other Financial Instruments	$(1,335)	$—	$—	$(1,335)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

	For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	$850	$94,029	$91,865	$—	$—	$3,014	$3,014	$19	—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.